Supplemental Cash Flow Information - Summary of Non-cash Investing and Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Changes in other accounts payable arising from the purchase of property, plant and equipment	₩ 480,322	₩ 445,028	₩ (662,164)
Changes in other accounts payable arising from the purchase of intangible assets	(113,185)	529,826	98,068
Recognition of right of use assets and lease liabilities	₩ 54,927	₩ 63,655	₩ 51,757